Segmented Information - Summary of Results by Business Segment (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2020	Dec. 31, 2019	Jan. 31, 2019	Dec. 31, 2018	Oct. 31, 2019	Sep. 30, 2019
Disclosure of operating segments [line items]
Net interest income (loss)		$ 6,301		$ 5,860
Non-interest income (loss)		4,308		4,138
Total revenue		10,609		9,998
Provision for (recovery of) credit losses		919		850
Insurance claims and related expenses		780		702
Non-interest expenses		5,467		5,855
Income before income taxes and equity in net income of an investment in TD Ameritrade		3,443		2,591
Provision for (recovery of) income taxes		659		503
Net income (loss)	[1]	2,989		2,410
Total assets		1,457,429		1,322,506		$ 1,415,290
TD Ameritrade [member]
Disclosure of operating segments [line items]
Total revenue			$ 1,704		$ 2,003
Provision for (recovery of) income taxes			148		230
Equity in net income of an investment in TD Ameritrade		205		322
Net income (loss)			500		$ 798
Total assets			$ 57,543				$ 57,671
Canadian Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)		3,167		3,044
Non-interest income (loss)		3,088		2,944
Total revenue		6,255		5,988
Provision for (recovery of) credit losses		391		310
Insurance claims and related expenses		780		702
Non-interest expenses		2,636		3,084
Income before income taxes and equity in net income of an investment in TD Ameritrade		2,448		1,892
Provision for (recovery of) income taxes		659		513
Net income (loss)		1,789		1,379
Total assets		456,591		434,994
U.S. Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)		2,196		2,247
Non-interest income (loss)		706		701
Total revenue		2,902		2,948
Provision for (recovery of) credit losses		319		306
Non-interest expenses		1,593		1,611
Income before income taxes and equity in net income of an investment in TD Ameritrade		990		1,031
Provision for (recovery of) income taxes		45		102
Net income (loss)		1,146		1,240
Total assets		451,892		415,611
U.S. Retail [member] | TD Ameritrade [member]
Disclosure of operating segments [line items]
Equity in net income of an investment in TD Ameritrade		201		311
Wholesale Banking [member]
Disclosure of operating segments [line items]
Net interest income (loss)		357		173
Non-interest income (loss)		689		409
Total revenue		1,046		582
Provision for (recovery of) credit losses		17		7
Non-interest expenses		652		602
Income before income taxes and equity in net income of an investment in TD Ameritrade		377		(27)
Provision for (recovery of) income taxes		96		(10)
Net income (loss)		281		(17)
Total assets		484,276		407,624
Corporate [member]
Disclosure of operating segments [line items]
Net interest income (loss)		581		396
Non-interest income (loss)		(175)		84
Total revenue		406		480
Provision for (recovery of) credit losses		192		227
Non-interest expenses		586		558
Income before income taxes and equity in net income of an investment in TD Ameritrade		(372)		(305)
Provision for (recovery of) income taxes		(141)		(102)
Net income (loss)		(227)		(192)
Total assets		64,670		64,277
Corporate [member] | TD Ameritrade [member]
Disclosure of operating segments [line items]
Equity in net income of an investment in TD Ameritrade		$ 4		$ 11

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.